J.P. Morgan Mortgage Trust 2020-8 ABS-15G

Exhibit 99.22

Client:	XXXX
Batch:
Report Pulled:
Loan Count:	5

JPM ID	Borrower Last Name	Field	Tape Data	Review Data
301558095	XXXX	Note Date	XXXX	XXXX
301287087	XXXX	**FIRST PAYMENT DATE - (M)** [NT]	XXXX	XXXX
301287087	XXXX	**PROPERTY TYPE - (M)** [NT]	Single Family Detached	PUD
301558047	XXXX	Note Date	XXXX	XXXX
301558047	XXXX	Sales Price Amount	XXXX	XXXX
301751283	XXXX	Note Date	XXXX	XXXX